Document and Entity Information	3 Months Ended
Dec. 31, 2014
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2014
Trading Symbol	GWB
Entity Registrant Name	Great Western Bancorp, Inc.
Entity Central Index Key	0001613665
Entity Filer Category	Non-accelerated Filer